Currency translation rates (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Exchange Rates Tables [Line Items]
Currency translation rates

Closing exchange rate Average rate
1
As of For the year ended
31.12.24 31.12.23 31.12.24 31.12.23 31.12.22
1 CHF 1.10 1.19 1.13 1.12 1.05
1 EUR 1.04 1.10 1.08 1.08 1.05
1 GBP 1.25 1.28 1.28 1.25 1.23
100 JPY 0.63 0.71 0.66 0.70 0.76
1 Monthly income statement items of

operations with a functional currency

other than the US dollar

are translated into US dollars

using month-end rates.

Disclosed average rates for

a year represent an average

of
twelve month-end rates,

weighted according to

the income and

expense volumes of

all operations of

the Group with

the same functional

currency for each

month. Weighted average

rates for individual

business
divisions may deviate from the weighted average rates for the Group.